Intangible Assets	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Text Block]
NOTE 5 — INTANGIBLE ASSETS
 Intangible assets and unfavorable leases terms as of June 30, 2012 and December 31, 2011 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2010	$191,874	$(21,783)	$170,091
Additions	43,780	(33,311)	10,469
Write-off of intangible asset	(8,319)	4,340	(3,979)
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(18,070)	3,123
Total favorable lease terms charter-out June 30, 2012	$248,528	$(68,824)	$179,704

	Cost	Accumulated Amortization	Net Book Value
Total unfavorable lease terms December 2010	$(8,486)	$7,821	$(665)
Additions	—	665	665
Total unfavorable lease terms December 2011	$(8,486)	$8,486	$—

Amortization (expense)/income of unfavorable and favorable lease terms for the three and six month periods ended June 30, 2012 and 2011 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June	June	June	June
	30, 2012	30, 2011	30, 2012	30, 2011
Unfavorable lease terms	$—	$167	$—	$665
Favorable lease terms charter-out	(9,089)	(8,105)	(18,070)	(15,349)

Total	$(9,089)	$(7,938)	$(18,070)	(14,684)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 are estimated to be as follows:

Year	Amount
2013	$38,451
2014	34,872
2015	23,923
2016	19,136
2017	17,526
2018 and thereafter	45,796
$179,704

     On June 15, 2012, Navios Partners acquired from Navios Holdings the Navios Buena Ventura for a purchase price of $67,500 of which $46,307 was allocated to the vessel and $21,193 allocated to the acquired time charter-out contract with favorable leases.
     On May 19, 2011, Navios Partners purchased from Navios Holdings, the Navios Luz, a 2010 built Capesize vessel and the Navios Orbiter, a 2004 built Panamax vessel. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels.

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter out.